Noncontrolling Interests (Schedule Of Noncontrolling Interest) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Non-Controlling Interests [Member]	Dec. 31, 2010 Non-Controlling Interests [Member]	Sep. 30, 2010 Mid-Valley Pipeline Company And West Texas Gulf Pipe Line Company [Member]	Dec. 31, 2010 Mid-Valley Pipeline Company And West Texas Gulf Pipe Line Company [Member]	Dec. 31, 2010 Mid-Valley Pipeline Company And West Texas Gulf Pipe Line Company [Member] Non-Controlling Interests [Member]	Dec. 31, 2011 Indiana Harbor [Member]	Dec. 31, 2011 Indiana Harbor [Member] Non-Controlling Interests [Member]	Feb. 28, 2010 Logistics Operations [Member]	Dec. 31, 2011 Logistics Operations [Member]	Dec. 31, 2010 Logistics Operations [Member]		Dec. 31, 2009 Logistics Operations [Member]	Dec. 31, 2011 Discontinued Cokemaking Operations [Member]	Dec. 31, 2010 Discontinued Cokemaking Operations [Member]	Dec. 31, 2009 Discontinued Cokemaking Operations [Member]	Dec. 31, 2011 Discontinued Cokemaking Operations [Member] Indiana Harbor [Member]
Noncontrolling Interest [Line Items]
Balance	$ 753	$ 562	$ 438									$ 692	$ 488		$ 367	$ 61	$ 74	$ 71
Noncontrolling interests share of income	175	194	129									175	186	[1]	107		8	22
Cash distributions	(122)	(123)	(94)									(121)	(102)		(75)	(1)	(21)	(19)
Sale of limited partner units to the public		162	88										162		88
Other	5	(1)	1									3	(1)		1	2
Balance	907	753	562									757	692		488	150	61	74
Distribution in connection with modification of incentive distribution rights		(121)			121						(201)		(121)
Consolidation of pipeline acquisition	20	80		20	80				(24)	(24)		20	80						(24)
SunCoke Energy IPO	112															112
Issuance of deferred distribution units	(12)											(12)
Pretax gain from the remeasurement of pre-acquisition equity interests in Mid-Valley and WTG								69
Gain on remeasurement of pipeline equity interests	$ 9	$ 128				$ 128	$ 128

[1]	Includes $69 million attributable to the noncontrolling interests' share of the $128 million pretax gain from the remeasurement of pre-acquisition equity interests in Mid-Valley and WTG.